Leases - Schedule of Changes in Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023
Lease liabilities
Lease liabilities, beginning balance	$ 334.8	$ 250.7
Additions	32.2	129.9
Additions from business combinations (note 5)	1.2	3.2
Lease modifications	33.7	2.4
Derecognition on termination		(0.7)
Principal payments	(69.2)	(62.2)
Impact of foreign currency translation	(2.2)	11.5
Lease liabilities, ending balance	330.5	334.8
Retail stores
Lease liabilities
Lease liabilities, beginning balance	259.2	217.2
Additions	29.7	82.1
Additions from business combinations (note 5)	0.0	1.5
Lease modifications	31.9	2.4
Derecognition on termination		(0.7)
Principal payments	(63.0)	(54.5)
Impact of foreign currency translation	(2.1)	11.2
Lease liabilities, ending balance	255.7	259.2
Manufacturing facilities
Lease liabilities
Lease liabilities, beginning balance	27.7	24.8
Additions	0.2	8.2
Additions from business combinations (note 5)	1.2	0.0
Lease modifications	0.0	0.0
Derecognition on termination		0.0
Principal payments	(5.3)	(5.3)
Impact of foreign currency translation	0.0	0.0
Lease liabilities, ending balance	23.8	27.7
Other
Lease liabilities
Lease liabilities, beginning balance	47.9	8.7
Additions	2.3	39.6
Additions from business combinations (note 5)	0.0	1.7
Lease modifications	1.8	0.0
Derecognition on termination		0.0
Principal payments	(0.9)	(2.4)
Impact of foreign currency translation	(0.1)	0.3
Lease liabilities, ending balance	$ 51.0	$ 47.9